Note 14 - Trade Receivables, Other Receivables and Prepayments (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2020
Statement Line Items [Line Items]
Trade receivables, excluding unbilled receivables		$ 18,152	$ 39,981
Trade receivables, loss allowance		$ 7,643	$ 1,446
Allowance of trade receivables, percentage		26.50%	2.90%
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, loans and advances		$ 3,897
Investments in joint ventures accounted for using equity method		0
Receivables due from related parties		0
Related parties [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, trade receivables		85	$ 0
Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Trade receivables, loss allowance				$ 6,579
Impairment loss recognised in profit or loss, loans and advances		3,897
Receivables due from related parties		0
More than three months [member]
Statement Line Items [Line Items]
Trade receivables, excluding unbilled receivables	[1]	$ 1,597	8,097
More than three months [member] | Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Trade receivables, excluding unbilled receivables			$ 6,579

[1]	As of year-end 2020, the total amount of trade receivables due from Powerbets, which was a joint venture until its disposal, was US$ nil ( December 31, 2019: US$6,579 thousand).